Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

October 31, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SEI Institutional Investments Trust Post-Effective Amendment No. 85 (File No. 033-58041) and Amendment No. 86 (File No. 811-07257) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 85 and, under the Investment Company Act of 1940, as amended, Amendment No. 86 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act, for the purpose of introducing one new series to the Trust: the Intermediate Duration Corporate Bond Fund.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.